CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 57,439	$ 4,458	$ 52,096
Prepaid expenses	100,000	100,000	0
Total current assets	157,439	104,458	52,096
Total assets	157,439	104,458	52,096
Current liabilities:
Accounts payable and accrued expenses	2,432,421	2,372,072	1,018,145
Shares to be issued	247,707	247,707	0
Accrued payroll-officers	216,750	209,750	68,000
Advances from former officer	720	720	720
Notes payable	34,000	34,000	34,000
Deferred revenue	74,225	74,225	0
Convertible notes payable, net	2,183,922	1,956,922	1,486,067
Purchase liability	300,000	300,000	300,000
Derivative liability	812,349	3,156,582	922,509
Total current liabilities	6,302,094	8,351,979	3,829,441
Total liabilities	6,302,094	8,351,979	3,829,441
Commitments and Contingencies	0	0	0
Stockholders' Deficit
Preferred Stock Value	413	413	413
Common Stock Value	121,149	121,149	77,088
Additional paid-in capital	8,498,358	8,386,593	8,099,346
Common stock to be issued, 5,204,352 and 5,204,352 shares, respectively		0	247,707
Accumulated deficit	(14,764,575)	(16,755,676)	(12,201,899)
Total stockholders' deficit	(6,144,655)	(8,247,521)	(3,777,345)
Total Liabilities and Stockholders' Deficit	$ 157,439	$ 104,458	$ 52,096